Employee benefits (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits [Abstract]
Service cost or benefits received during the year	$ 0	$ 0	$ 0
Interest cost in benefit obligation	280	336	319
Actual return in plan assets	4,642	741	133
Amortization of prior year losses	326	242	160
Net gain during the year	3,500	(854)	(568)
Net periodic pension expense	$ (31)	$ (33)	$ (159)